PROPERTY AND EQUIPMENT, NET (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
PROPERTY AND EQUIPMENT, NET.
Total cost	¥ 38,592,274	$ 5,435,608	¥ 39,992,837
Less: accumulated depreciation	(14,157,788)	(1,994,083)	(14,297,511)
Less: accumulated impairment	(942,462)	(132,743)	(942,462)
Property and equipment, net	23,492,024	3,308,782	24,752,864
Motor vehicles
PROPERTY AND EQUIPMENT, NET.
Total cost	3,699,101	521,007	5,176,175
Office equipment and fixtures
PROPERTY AND EQUIPMENT, NET.
Total cost	1,401,599	197,411	1,440,819
Production equipment
PROPERTY AND EQUIPMENT, NET.
Total cost	31,231,574	4,398,875	31,115,843
Leasehold improvement
PROPERTY AND EQUIPMENT, NET.
Total cost	¥ 2,260,000	$ 318,314	¥ 2,260,000